CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	Dec. 31, 2023 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	¥ 4,440,131,180
Restricted cash included in other non-current assets	68,859,138
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	¥ 4,508,990,318